UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (9,004)	$ (21,630)	$ (5,580)	$ (61,427)	$ (80,607)	$ (37,744)
Other comprehensive income (loss):
Change in fair value due to change in credit risk	5,800		600		(700)
Comprehensive Income	(134)	$ (21,630)	(1,990)	$ (61,427)	$ (81,307)	$ (37,744)
Revenue Interest Financing
Other comprehensive income (loss):
Change in fair value due to change in credit risk	5,800		600
RTW Convertible Notes
Other comprehensive income (loss):
Change in fair value due to change in credit risk	$ 3,070		$ 2,990